Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2016
Securitizations and Variable Interest Entities
Fair value of retained interests

	Billions of yen
	March 31, 2015
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥231	¥—	¥231	¥231	¥—
Bank and corporate debt securities	—	—	0	0	—	0
CMBS and RMBS	—	2	0	2	0	2

Total	¥—	¥233	¥0	¥233	¥231	¥2

	Billions of yen
	March 31, 2016
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥197	¥—	¥197	¥197	¥—
Bank and corporate debt securities	—	—	0	0	—	0
CMBS and RMBS	—	3	0	3	0	3

Total	¥—	¥200	¥0	¥200	¥197	¥3

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2015	2016
Fair value of retained interests(1)	¥208	¥171
Weighted-average life (Years)	5.4	5.4
Constant prepayment rate	6.1%	5.4%
Impact of 10% adverse change	(2.3)	(1.4)
Impact of 20% adverse change	(4.3)	(2.4)
Discount rate	2.4%	2.4%
Impact of 10% adverse change	(0.9)	(0.9)
Impact of 20% adverse change	(1.8)	(1.6)

(1)	The sensitivity analysis covers the material retained interests held of ¥208 billion out of ¥233 billion as of March 31, 2015 and ¥171 billion out of ¥200 billion as of March 31, 2016. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31
	2015	2016
Assets
Trading assets
Equities	¥83	¥22
Debt securities	26	24
CMBS and RMBS	22	20

Total	¥131	¥66

Liabilities
Long-term borrowings	¥129	¥127

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2015	2016
Consolidated VIE assets
Cash and cash equivalents	¥9	¥3
Trading assets
Equities	461	530
Debt securities	473	756
CMBS and RMBS	71	22
Derivatives	2	1
Private equity investments	1	1
Securities purchased under agreements to resell	1	—
Office buildings, land, equipment and facilities	15	3
Other	24	7

Total	¥1,057	¥1,323

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥1	¥—
Derivatives	11	3
Securities sold under agreements to repurchase	1	—
Borrowings
Short-term borrowings	—	65
Long-term borrowings	750	744
Other	2	2

Total	¥765	¥814

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2015
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥123	¥—	¥123
Debt securities	237	—	237
CMBS and RMBS	2,521	—	2,521
Investment trust funds and other	387	—	387
Derivatives	0	—	2
Private equity investments	24	—	24
Loans	314	—	314
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	40

Total	¥3,610	¥—	¥3,652

	Billions of yen
	March 31, 2016
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥87	¥—	¥87
Debt securities	118	—	118
CMBS and RMBS	3,067	—	3,067
Investment trust funds and other	413	—	413
Derivatives	0	—	2
Private equity investments	14	—	14
Loans	423	—	423
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	42

Total	¥4,126	¥—	¥4,170